Income Taxes (Details) - Schedule of components of income tax expense - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of components of income tax expense [Abstract]
Current tax expense	$ 85,219	$ 77,138	$ 71,202
Deferred tax recovery	(6,842)	(81,491)	(56,080)
Tax expense (recovery)	$ 78,377	$ (4,353)	$ 15,122